COMMITMENT AND CONTINGENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF WARRANT ASSUMPTIONS USED

The assumptions used to perform the calculations are detailed below:

Fair value of the conversion feature	October 1, 2024	December 31, 2024	June 30, 2025
Expected volatility (%) (*)	117.19%	117.68%	157.30%
Risk-free interest rate (%)	3.51%	4.38%	3.79%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term of options (years)	5	5	5
Exercise price (US dollars)	$1	$1	$0.1	(**)
Share price (US dollars)	$0.247	$0.248	$0.23
Fair value (U.S. dollars)	$307	$312	$406

(*)	The expected volatility was based on the historical volatility of the share price of the Company.
(**)	In accordance with the anti-dilution provisions of the warrant agreement and following the Company’s entry into PIPE Agreement, the exercise price of the warrants was adjusted from $1.00 to $0.1 per share.

The Company estimated the fair value of the Warrant Shares as of October 1, 2024 and December 31, 2024, using the Black-Scholes option pricing model. The assumptions used to perform the calculations are detailed below:

Fair value of the conversion feature	October 1, 2024	December 31, 2024
Expected volatility (%) (*)	117.19%	117.68%
Risk free interest rate (%)	3.51%	4.38%
Expected dividend yield	0.0%	0.0%
Expected term of options (years)	5	5
Exercise price (US dollars)	$1	$1
Share price (US dollars)	$0.247	$0.248
Fair value (U.S. dollars)	$307	$312

(*)	The expected volatility was based on the historical volatility of the share price of the Company.